LVIP Dimensional Non-U.S. Equity Fund
LVIP Dimensional Non-U.S. Equity Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Dimensional Non-U.S. Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Dimensional Non-U.S. Equity Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Dimensional Non-U.S. Equity Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		1.27%	1.27%
Acquired Fund Fees and Expenses (AFFE)		0.45%	0.45%
Total Annual Fund Operating Expenses (including AFFE)	[1]	1.97%	2.22%
Less Fee Waiver and Expense Reimbursement	[2]	(1.22%)	(1.22%)
Net Expenses	[3]	0.75%	1.00%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.30% of average daily net assets for the Standard Class of the Fund (and 0.55% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[3]	(After Fee Waiver and Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Dimensional Non-U.S. Equity Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	77	500	949	2,197
Service Class	102	577	1,078	2,459

Expense Example, No Redemption LVIP Dimensional Non-U.S. Equity Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	77	500	949	2,197
Service Class	102	577	1,078	2,459

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From May 2, 2011 to December 31, 2011, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (“underlying funds”) which, in turn, invest in non-U.S. equity securities (foreign equity securities or stocks). The underlying funds will primarily be Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc. mutual funds (“Dimensional Funds”). The Dimensional Funds invest in a broad and diverse group of stocks of non-U.S. companies in developed and developing markets with certain funds placing a greater emphasis on small capitalization and value companies. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with LIA or the Fund.

Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income outside of the United States, or determined to be a foreign equity security in accordance with factors deemed appropriate by the adviser to the underlying funds. Foreign equity securities may trade on U.S. or foreign markets. An emerging market country is generally considered to be one that is in the initial stages of its industrialization cycle and has a lower per capita gross national product. The Fund invests in underlying funds which hold some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). The Fund, through underlying funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.

The adviser develops the Fund’s asset allocation strategy based on the Fund’s investment strategy. Through its investment in underlying funds, the Fund’s investment strategy will be to allocate assets across a broad and diverse range of foreign equity securities with growth and value styles, including large-cap, mid-cap, small-cap and emerging market stocks. The Fund may also allocate a smaller percentage of assets to underlying funds that invest in non-U.S. real estate securities (principally, readily marketable equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property).

Certain underlying funds may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also, the underlying funds may lend their portfolio securities to generate additional income.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’ investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund has exposure to a diversified mix of equity securities (stocks).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
  Fund of Funds Risk: Because the Fund invests in shares of the underlying funds, the Fund is exposed to the same investments as those made by the various underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in those underlying funds. The Fund’s investment performance is affected by the investment performance of the underlying funds in which the Fund invests. The Fund’s ability to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund’s assets among the underlying funds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Geographic Concentration Risk: The Fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which an underlying fund invests and could be more volatile than the performance of more geographically-diversified funds.
  Growth Stocks Risk: Certain underlying funds invest in a broad market which includes growth stock companies. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value oriented investment strategy may cause the fund to at times underperform equity funds that use other investment strategies.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and may experience difficulty closing out positions at prevailing market prices.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the Fund may experience difficulty closing out positions at prevailing market prices.
  Real Estate Risk: Risks include the possible decline of real estate value, lack of mortgage funds availability, overbuilding, extended vacancies of properties, property taxes and operating expenses, changes in zoning laws, damages from natural disasters, and changes in interest rates. Foreign real estate investment presents additional risks which are not present in U.S. real estate investment.
  Derivatives Risk: The use of derivatives, such as futures, forwards, options and swaps, involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect or even negative correlation between the price of the derivatives contract and the price of the underlying securities. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
  Securities Lending Risk: The underlying funds may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. The underlying funds, and as a result the Fund, may lose money if the underlying funds do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.
  Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The Fund commenced operations on May 2, 2011. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.